Related Parties (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 13, 2020	Jun. 08, 2020	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021
Related Parties (Details) [Line Items]
Shares issued (in Shares)					528,810
Compensated amount				$ 156,000
Interest percentage	3988.00%	37.00%
Ordinary shares valued	$ 33
Sass Larsen [Member]
Related Parties (Details) [Line Items]
Ownership percentage	16.09%
Sass Larsen [Member]
Related Parties (Details) [Line Items]
Shares issued (in Shares)	65,625	518,732
Common stock value	$ 538,000	$ 3,906,000
Oncology Venture US Inc. [Member]
Related Parties (Details) [Line Items]
Shares issued (in Shares)	247,675
Common stock value	$ 2,029,000
Board of Directors [Member]
Related Parties (Details) [Line Items]
Shares issued (in Shares)			11,336
Offering and purchased amount			$ 84